Stock-based Compensation - Restricted Stock Unit Awards - Additional Disclosures (Details) - Restricted Stock Unit Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Weighted average grant date fair value (in dollars per share)	$ 3.67	$ 8.81	$ 15.92
Awards (in shares)	1,024,786
Unrecognized expenses	$ 4.4
Weighted-average remaining recognition period (in years)	1 year 9 months 18 days